Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 916,760	$ 116,920
Total future lease payments	916,760	116,920
Less: imputed interest	(42,052)	(5,363)
Present value of lease obligation	$ 874,708	$ 111,557	$ 293,792